Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Scheduled Maturities Of Time Deposits 100000 or Greater [Table Text Block]
	2012	2011
Demand
Non-interest bearing	$152,334,759	$105,470,543
Interest bearing	211,475,765	201,987,751
Savings	202,261,035	176,198,907
Time	141,617,916	140,205,284
	$707,689,475	$623,862,485

Scheduled Maturities Of Time Deposits [Table Text Block]
Year	Amount
2013	$82,529,124
2014	26,438,280
2015	12,191,851
2016	10,340,849
2017	10,117,812
$141,617,916

Schedule Of Deposits Liabilities [Table Text Block]
Maturity Range	Amount
Three months or less	$9,056,166
Over three months through six months	12,170,788
Over six months through twelve months	20,208,987
Over twelve months	30,812,765
$72,248,706